Long-term royalty payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Royalty Payable

	December 31,
	2022	2021
Balance, beginning of year	$9,947	$16,042
Accretion expense	791	1,356
Repayment	(5,200)	(7,451)
Balance, end of year	5,538	9,947
Less: current portion	1,162	5,200
Long-term portion	$4,376	$4,747

Schedule of Maturities of Long-term Debt
The principal repayment schedule of long-term debt is as follows as at December 31, 2022:

	Term loan facilities	Other bank financing	Capital lease obligations	Total
2023	$11,207	$—	$491	$11,698
2024	11,746	128	474	12,348
2025	11,169	128	270	11,567
2026	7,313	128	94	7,535
2027 and thereafter	499	128	87	714
	$41,934	$512	$1,416	$43,862
The estimated repayments including interest are as follows, for the years ending December 31:

2023	$1,162
2024	1,637
2025	2,270
2026	2,851
$7,920